Summary of significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Research and development costs	$ 6,186	$ 4,143
Depreciation and amortization expense	(580)	(474)
Net loss	$ 6,959	$ 5,644